CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net (loss) income	$ (10,205)	$ (1,571)	$ (14,369)	$ 11,298
Adjustments to reconcile net loss to net cash used in operating activities:
Net contribution from (net distribution to) related party shareholder	81	1,310	1,292	(9,970)
Stock-based compensation	4,256	0	8,392	0
Decrease (increase) in:
Accounts receivable	12	803	3,651	(2,718)
Prepaid and other current assets	184	19	(260)	(93)
Increase (decrease) in:
Accounts payable	195	(334)	169	98
Accrued expenses	638	(227)	(1,133)	1,385
Net cash used in operating activities	(4,839)	0	(2,258)	0
Cash Flows from Investing Activities:
Cash received in reverse merger transaction			15,394	0
Net cash provided by investing activities			15,394	0
Cash Flows from Financing Activities:
Proceeds from issuance of common stock and warrants, net of cost			11,694	0
Purchase of treasury stock			(127)	0
Net cash provided by financing activities			11,567	0
Net change in cash	(4,839)	0	24,703	0
Cash:
Beginning	24,703	0	0	0
Ending	19,864	0	24,703	0
Purchase of assets and liabilities in connection with reverse merger:
Prepaid and other current assets			101	0
Accrued expenses			$ (279)	$ 0